Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 1,187	$ 1,624
Accounts receivable, less allowance for credit losses of $260 at December 31, 2023 and December 31, 2022, respectively	9,499	11,127
Unbilled membership dues receivable	567	599
Inventories	1,662	1,461
Prepaid expenses	1,116	1,172
Other current assets	14	105
Total current assets	14,045	16,088
Property and equipment, net	56,630	56,805
Property and equipment under finance leases, net	5,711	5,001
Operating lease right-of-use assets	1,270	1,386
Restricted cash	10,265	10,426
Noncurrent deferred tax asset	8	8
Other assets, net	36	36
Total assets	87,965	89,750
Liabilities and Equity
Current portion of long-term debt	538	503
Current portion of obligations under finance leases	198	115
Current portion of obligations under operating leases	432	424
Accounts payable	9,657	10,995
Accrued payroll and other compensation	1,277	989
Accrued taxes	539	643
Deferred membership dues revenue	3,443	3,643
Other liabilities and accrued expenses	1,825	1,544
Total current liabilities	17,909	18,856
Long-term debt, net of current portion	29,220	29,758
Line of credit	3,200	1,550
Obligations under finance leases, net of current portion	598	381
Obligations under operating leases, net of current portion	838	962
Asset retirement obligation	100	100
Commitments and Contingencies
Equity:
Paid-in capital	59,206	59,205
Accumulated deficit	(22,529)	(20,754)
Total Avalon Holdings Corporation Shareholders' Equity	36,716	38,490
Non-controlling interest in subsidiaries	(616)	(347)
Total equity	36,100	38,143
Total liabilities and equity	87,965	89,750
Common Class A [Member]
Equity:
Class A Common Stock, $.01 par value, one vote per share: authorized 10,500,000 shares; issued and outstanding 3,287,647 shares at December 31, 2023 and 2022	33	33
Common Class B [Member]
Equity:
Class A Common Stock, $.01 par value, one vote per share: authorized 10,500,000 shares; issued and outstanding 3,287,647 shares at December 31, 2023 and 2022	$ 6	$ 6